SUPPLEMENT TO PROSPECTUS The date of this supplement is July 18, 2014.

MFS® Global Alternative Strategy Fund

Effective immediately, the sub-section entitled “Portfolio Manager(s)” beneath the main heading “Summary of Key Information” is restated in its entirety as follows:

Portfolio Manager(s)

Portfolio Manager	Since	Title
Benjamin Nastou	April 2014	Investment Officer of MFS
Natalie I. Shapiro	2007	Investment Officer of MFS
Curt Custard	2008	Investment Officer of UBS
Jonathan Davies	2010	Investment Officer of UBS
Andreas Koester	2010	Investment Officer of UBS

Effective immediately, the sub-section entitled “Portfolio Manager(s)” beneath the main heading “Management of the Fund” is restated in its entirety as follows:

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Benjamin Nastou	MFS Portfolio Manager, General Oversight of a Team of Investment Professionals Responsible for Security Selection	Employed in the investment area of MFS since 2001
Natalie I. Shapiro	MFS Portfolio Manager, General Oversight of a Team of Investment Professionals Responsible for Security Selection	Employed in the investment area of MFS since 1997
Curt Custard	UBS Portfolio Manager, General Oversight of a Team of Investment Professionals Responsible for Managing Asset Class, Market and Currency Exposure	Employed in the investment area of UBS Global Asset Management since 2008
Jonathan Davies	UBS Portfolio Manager, General Oversight of a Team of Investment Professionals Responsible for Managing Currency Exposure	Employed in the investment area of UBS Global Asset Management since 2002
Andreas Koester	UBS Portfolio Manager, General Oversight of a Team of Investment Professionals Responsible for Managing Asset Class and Market Exposure	Employed in the investment area of UBS Global Asset Management since 2009; Head of US & European Multi-Asset Solutions at Schroders Investment Management from 2005 to 2009

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